Cover Cover	Jan. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 14, 2025
Entity Registrant Name	LEIDOS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33072
Entity Tax Identification Number	20-3562868
Entity Address, Address Line One	1750 Presidents Street,
Entity Address, City or Town	Reston,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	571
Local Phone Number	526-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	LDOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001336920
Amendment Flag	false